Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of cash and cash equivalents
Cash at bank	$ 34,131		$ 50,005
Deposits at call	405		421
Cash and cash equivalents	34,536	$ 55,143	$ 50,426	$ 37,763
Loss for the period	(5,484)	(19,498)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	849	554
Foreign exchange (gains)/losses	(232)	10
Finance costs	2,165	1,762
Remeasurement of borrowing arrangements	281
Remeasurement of contingent consideration	288	622
Equity settled share-based payment	804	818
Deferred tax benefit	(1,932)	(711)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(15,378)	(19,616)
(Increase)/decrease in prepayments	(164)	(251)
Decrease/(increase) in tax assets	1,499	1,654
Increase/(decrease) in trade creditors and accruals	(300)	2,186
Increase/(decrease) in provisions	2,046	2,926
Increase/(decrease) in deferred consideration		10,000
Net cash (outflows) in operating activities	$ (15,558)	$ (19,544)